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WILLIAM BIELEFELD william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

May 3, 2017

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Hercules Capital, Inc.
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of Hercules Capital, Inc. (the “Registrant”), electronically transmitted for filing is a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) for the Registrant’s special meeting of stockholders (the “Meeting”) to be held on June 29, 2017.

At the Meeting, stockholders of the Registrant will be asked to approve an investment advisory agreement between the Registrant and Hamilton Advisers LLC, the Registrant’s proposed investment adviser. We note that the Registrant intends to begin mailing the Proxy Statement on or about May 18, 2017.

If you have any questions, please feel free to contact the undersigned by telephone at 202.261.3386 (or by email at william.bielefeld@dechert.com). Thank you for your cooperation and attention to this matter.

Sincerely,

/s/ William Bielefeld

William Bielefeld

cc:	Mark Harris, Hercules Capital, Inc.

    Melanie Grace, Hercules Capital, Inc.

    Martin Nussbaum, Dechert LLP

    Jay Alicandri, Dechert LLP